Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
Warrants

Note 9. Warrants

The following table represents warrant activity for the nine months ended September 30, 2024:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2023	14,619	$601.78	4.20
Exercisable – December 31, 2023	11,114	$770.50	5.52	$-
Granted	-	$-
Exercised	-	$-
Forfeited or Expired	(2,358)	$-
Outstanding – September 30, 2024	12,261	$129.05	4.15
Exercisable – September 30, 2024	12,261	$129.05	4.15	$-

On May 30, 2023, in connection with the issuance of the $1,200,000 promissory note to Lind pursuant to a securities purchase agreement, the Company issued Lind a five-year warrant exercisable six months from the date of issuance to purchase 8,701 shares of common stock at an exercise price of $122.50 per share. The warrant provides for cashless exercise and full ratchet anti-dilution provisions. The fair value of the warrants of $381,538 was recorded as a discount to the 2023 Lind Note and classified as liabilities.

On July 27, 2023, in connection with the issuance of the $300,000 promissory note to Lind pursuant to the Purchase Agreement Amendment, the Company issued Lind a five-year warrant exercisable six months from the date of issuance to purchase 3,505 shares of common stock at an exercise price of $67.00 per share. The warrant provides for cashless exercise and full ratchet anti-dilution provisions. The fair value of the warrants of $72,208 was recorded as a discount to the 2023 Purchase Agreement Amendment and classified as a liability.

On September 11, 2023, in connection with the underwritten public offering, the Company issued five-year Series A-1 warrants to purchase up to 214,823 shares of common stock which warrants are exercisable upon stockholder approval at an exercise price of $23.28 per share. Since the exercise of these warrants is contingent upon stockholder approval, which stockholder approval has not been obtained, such warrants were not considered as outstanding as of September 30, 2024.

On September 11, 2023, in connection with the underwritten public offering, the Company issued eighteen-month Series A-2 warrants to purchase up to 214,823 shares of common stock which warrants are exercisable upon stockholder approval at an exercise price of $23.28 per share. Since the exercise of these warrants is contingent upon stockholder approval, which stockholder approval has not been obtained, such warrants were not considered as outstanding as of September 30, 2024.

There was no warrant activity for the nine months ended September 30, 2024.

Note 11. Warrants

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	2,414	$3,110	1.32
Exercisable – December 31, 2022	2,414	$3.110	1.32	$-
Granted	214,028	$7.50
Exercised	(201,823)	$1.50
Forfeited or Expired	-	$-
Outstanding – December 31, 2023	14,619	$601.78	4.20
Exercisable – December 31, 2023	11,114	$770.50	5.52	$-

On January 24, 2022, in connection with the issuance of the $5,750,000 promissory note to Lind pursuant to a securities purchase agreement, the Company issued Lind a five-year warrant to purchase 1,000 shares of common stock at an exercise price of $4,500.00 per share. The warrant provides for cashless exercise and full ratchet anti-dilution if the Company issues securities at less than $4,500.00 per share. Under the Black-Scholes pricing model, the fair value of the warrant issued to purchase 1,000 shares of common stock was estimated at $1,412,213 on the date of issuance using the following assumptions: stock price of $3,970.00 at the date of the agreement, exercise price of the warrant, warrant term, volatility rate of 43.21% and risk-free interest rate of 1.53% from the Department of Treasury. The relative fair value of $1,035,253 was calculated using the net proceeds of the convertible note and accounted for as paid in capital.

For the year ended December 31, 2022, the Company issued 125 shares of common stock at an exercise price of $2,000.00 to an investor upon exercise of a warrant.

On May 30, 2023, in connection with the issuance of the $1,200,000 promissory note to Lind pursuant to a securities purchase agreement, the Company issued Lind a five-year warrant exercisable six months from the date of issuance to purchase 8,701 shares of common stock at an exercise price of $122.50 per share. The warrant provides for cashless exercise and full ratchet anti-dilution provisions. Under the Black-Scholes pricing model, the fair value of the warrants issued to purchase 8,701 shares of common stock was estimated at $381,538 on the date of issuance of the warrant and $664 as of December 31, 2023 using the following assumptions: stock price of $107.00 and $7.00; exercise price of $123.00, risk free rate of 3.81% and 3.84%, volatility of 46.01% and 50.12%; and expected term of five years. The fair value of the warrants of $381,538 was recorded as a discount to the 2023 Lind Note and classified as liabilities.

On July 27, 2023, in connection with the issuance of the $300,000 promissory note to Lind pursuant to the Purchase Agreement Amendment, the Company issued Lind a five-year warrant exercisable six months from the date of issuance to purchase 3,505 shares of common stock at an exercise price of $67.00 per share. The warrant provides for cashless exercise and full ratchet anti-dilution provisions. Under the Black-Scholes pricing model, the fair value of the warrants is estimated at $72,208 on the date of issuance of the warrant and $910 as of December 31, 2023 using the following assumptions: stock price of $53.50 and $7.00; exercise price of $67.00; risk free rate of 4.24% and 3.84%; volatility of 45.51% and 49.76%; and expected term of five years. The fair value of the warrants of $72,208 was recorded as a discount to the 2023 Purchase Agreement Amendment and classified as a liability.

On September 11, 2023, in connection with the underwritten public offering pursuant to a securities purchase agreement, the Company issued pre-funded warrants with the public offering price of $22.775 immediately exercisable to purchase up to 201,023 shares of common stock at an exercise price of $0.50 per share for gross proceeds of $4,578,294. Under the Black-Scholes pricing model, the fair value of the warrants issued to purchase 201,023 shares of common stock was estimated at $4,619,851 on the date of issuance of the warrant using the following assumptions: stock price of $23.45; exercise price of $0.50; warrant term; volatility rate of 149.06%; and risk-free interest rate of 5.40% from the US Department of Treasury.

On September 11, 2023, in connection with the underwritten public offering, the Company issued five-year Series A-1 warrants to purchase up to 214,823 shares of common stock which warrants are exercisable upon stockholder approval at an exercise price of $23.275 per share. Since the exercise of these warrants is contingent upon stockholder approval, which stockholder approval has not been obtained, such warrants were not considered as outstanding as of December 31, 2023.

On September 11, 2023, in connection with the underwritten public offering, the Company issued eighteen-month Series A-2 warrants to purchase up to 214,823 shares of common stock which warrants are exercisable upon stockholder approval at an exercise price of $23.28 per share. Since the exercise of these warrants is contingent upon stockholder approval, which stockholder approval has not been obtained, such warrants were not considered as outstanding as of December 31, 2023.

During the year ended December 31, 2023, the Company issued 800 shares of common stock at an exercise price of $199.00 per share pursuant to pre-funded warrants issued to Aegis in connection with an underwritten offering.

For the year ended December 31, 2023, between October 2023 and November 2023, the Company issued an aggregate of 201,023 shares of common stock at an exercise price of $0.50 to two investors upon exercise of Pre-Funded Warrants.